Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jun. 30, 2024
Non Current Deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	€ 1,593	€ 1,431
Trade and other receivables, Current | Financial assets, at amortized cost
Financial instruments
Financial assets	9,387	11,819
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	13,836	15,107
Other assets, current
Financial instruments
Financial assets	33,983	45,306
Other assets, current | No category in accordance with IFRS 9
Financial instruments
Financial assets	18,214	22,265
deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	31	152
Derivatives (Hedge Accounting)
Financial instruments
Financial assets	73
Financial liabilities	3,251
Financial assets, at fair value	73
Financial liabilities, at fair value	3,251
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	15,665	22,889
Non-current lease liabilities
Financial instruments
Financial liabilities	38,795	40,483
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	38,795	40,483
Borrowings | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	40,594
Current lease liabilities
Financial instruments
Financial liabilities	8,561	9,282
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	8,561	9,282
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	71,923	85,322
Other liabilities, Current
Financial instruments
Financial liabilities	113,010	95,235
Other liabilities, Current | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	92,280	74,171
Other current financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 17,480	€ 21,064